Net Interest Income	12 Months Ended
Dec. 31, 2022
Interest Revenue (Expense), Net [Abstract]
Net Interest Income
30. NET INTEREST INCOME

(1)	Interest income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Financial assets at FVTPL	48,612	45,803	106,698
Financial assets at FVTOCI	437,527	381,814	632,615
Financial assets at amortized cost
Loans and other financial assets at amortized cost
Interest on due from banks	53,586	46,600	244,331
Interest on loans	8,570,173	9,065,074	13,109,022
Interest of other receivables	30,967	30,538	46,637

Sub-total	8,654,726	9,142,212	13,399,990

Securities at amortized cost	382,988	324,920	515,246
Sub-total	9,037,714	9,467,132	13,915,236

Total	9,523,853	9,894,749	14,654,549

(2)	Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2020	2021	2022
Interest on deposits due to customers	2,486,523	1,906,858	4,120,811
Interest on borrowings	269,985	219,994	598,185
Interest on debentures	722,551	727,093	1,036,191
Other interest expense	36,964	47,647	195,090
Interest on lease liabilities	9,318	7,436	7,693

Total	3,525,341	2,909,028	5,957,970